Other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2015
Other comprehensive income
Schedule of tax effects allocated to each component of total other comprehensive income (loss)

	2015			2014			2013
($ in millions)	Before tax	Tax effect	Net of tax	Before tax	Tax effect	Net of tax	Before tax	Tax effect	Net of tax
Foreign currency translation adjustments:
Net change during the year	(1,105)	47	(1,058)	(1,691)	11	(1,680)	133	8	141
Available-for-sale securities:
Net unrealized gains (losses) arising during the year	(8)	1	(7)	(14)	5	(9)	(4)	—	(4)
Reclassification adjustments for net (gains) losses included in net income	1	—	1	21	(6)	15	(14)	1	(13)

Net change during the year	(7)	1	(6)	7	(1)	6	(18)	1	(17)

Pension and other postretirement plans:
Prior service (costs) credits arising during the year	113	(25)	88	(5)	2	(3)	(20)	4	(16)
Net actuarial gains (losses) arising during the year	285	(75)	210	(826)	212	(614)	423	(132)	291
Amortization of prior service cost included in net income	29	(3)	26	18	(1)	17	25	(2)	23
Amortization of net actuarial loss included in net income	128	(37)	91	99	(20)	79	140	(41)	99

Net change during the year	555	(140)	415	(714)	193	(521)	568	(171)	397

Cash flow hedge derivatives:
Net gains (losses) arising during the year	(26)	6	(20)	(65)	13	(52)	33	(5)	28
Reclassification adjustments for net (gains) losses included in net income	39	(9)	30	10	(1)	9	(54)	11	(43)

Net change during the year	13	(3)	10	(55)	12	(43)	(21)	6	(15)

Total other comprehensive income (loss)	(544)	(95)	(639)	(2,453)	215	(2,238)	662	(156)	506

Schedule of changes in component of accumulated other comprehensive loss (OCI), net of tax

($ in millions)	Foreign currency translation adjustments	Unrealized gains (losses) on available-for-sale securities	Pension and other postretirement plan adjustments	Unrealized gains (losses) of cash flow hedge derivatives	Total OCI
Balance at January 1, 2013	(580)	24	(2,004)	37	(2,523)
Other comprehensive (loss) income before reclassifications	141	(4)	275	28	440
Amounts reclassified from OCI	—	(13)	122	(43)	66

Total other comprehensive (loss) income	141	(17)	397	(15)	506
Less:
Amounts attributable to noncontrolling interests	(8)	—	3	—	(5)

Balance at December 31, 2013	(431)	7	(1,610)	22	(2,012)

Other comprehensive (loss) income before reclassifications	(1,680)	(9)	(617)	(52)	(2,358)
Amounts reclassified from OCI	—	15	96	9	120

Total other comprehensive (loss) income	(1,680)	6	(521)	(43)	(2,238)
Less:
Amounts attributable to noncontrolling interests	(9)	—	—	—	(9)

Balance at December 31, 2014	(2,102)	13	(2,131)	(21)	(4,241)

Other comprehensive (loss) income before reclassifications	(1,058)	(7)	298	(20)	(787)
Amounts reclassified from OCI	—	1	117	30	148

Total other comprehensive (loss) income	(1,058)	(6)	415	10	(639)
Less:
Amounts attributable to noncontrolling interests	(25)	—	3	—	(22)

Balance at December 31, 2015	(3,135)	7	(1,719)	(11)	(4,858)

Schedule of amounts reclassified out of OCI in respect of Pension and other postretirement plan adjustments and Unrealized gains (losses) of cash flow hedge derivatives

($ in millions) Details about OCI components	Location of (gains) losses reclassified from OCI	2015	2014	2013
Pension and other postretirement plan adjustments:
Amortization of prior service cost	Net periodic benefit cost(1)	29	18	25
Amortization of net actuarial losses	Net periodic benefit cost(1)	128	99	140

Total before tax		157	117	165
Tax	Provision for taxes	(40)	(21)	(43)

Amounts reclassified from OCI		117	96	122

Unrealized gains (losses) of cash flow hedge derivatives:
Foreign exchange contracts	Total revenues	36	9	(52)
	Total cost of sales	(11)	(8)	1
Commodity contracts	Total cost of sales	10	3	5
Cash-settled call options	SG&A expenses(2)	4	6	(8)

Total before tax		39	10	(54)
Tax	Provision for taxes	(9)	(1)	11

Amounts reclassified from OCI		30	9	(43)

(1)	These components are included in the computation of net periodic benefit cost (see Note 17).
(2)	SG&A expenses represent "Selling, general and administrative expenses".